Related party disclosures (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Research and development expense	$ 8,304	$ 2,040	$ 1,371
Angiogenesis foundation [member]
IfrsStatementLineItems [Line Items]
Research and development expense	$ 50	$ 201	$ 105